INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of net deferred tax asset

The Company’s net deferred tax asset at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets
Startup/Organization Expenses	$1,271,319	$7,296
Total deferred tax assets	1,271,319	7,296
Valuation Allowance	(1,271,319)	(7,296)

Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision

The income tax provision for the year ended December 31, 2020 and for the period from September 19, 2019 (inception) through December 31, 2019 consists of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$190,423	$17,500
Deferred	(1,264,023)	(7,296)
State and Local
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,264,023	7,296

Income tax provision	$190,423	$17,500

Schedule of reconciliation of federal income tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	(24.7)%	15.0%

Income tax provision	(3.7)%	36.0%